Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Comprehensive income
Profit for the period	$ 110,830	$ 368,393
Items that may be reclassified to profit or loss:
Foreign currency translation gain (loss)	(194)	446
Other comprehensive income (loss)	(194)	446
Comprehensive income	$ 110,636	$ 368,839